Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Financial Instruments by Category
26.1	Financial instruments by category

		12.31.2018
	Note	Amortised cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Assets
Cash and cash equivalents	5	1,280.9	—	—	1,280.9
Financial investments	6	48.8	507.8	1,370.3	1,926.9
Guarantee Deposits	10	349.7	—	—	349.7
Collateralized accounts receivable	9	235.9	—	—	235.9
Contract assets		358.0	—	—	358.0
Trade accounts receivable, net	7	318.0	—	—	318.0
Customer and commercial financing		11.7	—	—	11.7
Derivative financial instruments	8	—	—	9.5	9.5
Other Assets		66.2	—	—	66.2

		2,669.2	507.8	1,379.8	4,556.8

Liabilities
Loans and financing	19	3,647.7	—	—	3,647.7
Trade accounts payable and others liabilities		1,550.5	—	—	1,550.5
Financial guarantee and of residual value	23	15.0	—	125.4	140.4
Derivative financial instruments	8	—	—	8.1	8.1

		5,213.2	—	133.5	5,346.7

		12.31.2017 (Restated)
	Note	Amortised cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Assets
Cash and cash equivalents	5	1,270.8	—	—	1,270.8
Financial investments	6	50.5	1,307.6	1,259.2	2,617.3
Guarantee Deposits	10	393.9	—	—	393.9
Collateralized accounts receivable	9	288.7	—	—	288.7
Contract assets		447.5	—	—	447.5
Trade accounts receivable, net	7	297.0	—	—	297.0
Customer and commercial financing		16.4	—	—	16.4
Derivative financial instruments	8	—	—	34.3	34.3
Other Assets		82.2	—	—	82.2

		2,847.0	1,307.6	1,293.5	5,448.1

Liabilities
Loans and financing	19	4,198.5	—	—	4,198.5
Trade accounts payable and others liabilities		1,502.5	—	—	1,502.5
Financial guarantee and residual value	23	30.7	—	108.9	139.6
Derivative financial instruments	8	—	—	8.9	8.9

		5,731.7	—	117.8	5,849.5

Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs

The following table lists the Company’s financial assets and liabilities by level within the fair value hierarchy. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. In 2018 there was no change in the methods used to assess the fair value of financial instruments, as well as there were no changes or transfers of instruments level.

	12.31.2018
	Note	Level 2	Level 3	Total	Fair value of the other financial instruments	Fair value	Book value
Assets
Cash and cash equivalents	5	—	—	—	1,280.9	1,280.9	1,280.9
Financial investments	6	1,818.2	59.9	1,878.1	48.8	1,926.1	1,926.9
Guarantee Deposits	10	—	—	—	349.7	349.7	349.7
Collateralized accounts receivable		—	—	—	235.9	235.9	235.9
Contract assets		—	—	—	358.0	358.0	358.0
Trade accounts receivable, net	7	—	—	—	318.0	318.0	318.0
Customer and commercial financing		—	—	—	11.7	11.7	11.7
Derivative financial instruments	8	9.5	—	9.5	—	9.5	9.5
Other Assets		—	—	—	66.2	66.2	66.2

		1,827.7	59.9	1,887.6	2,669.2	4,556.0	4,556.8

Liabilities
Loans and financing		—	—	—	3,647.7	3,756.8	3,647.7
Trade accounts payable and others liabilities	19	—	—	—	1,550.5	1,550.5	1,550.5
Financial guarantee and of residual value		—	125.4	125.4	15.0	140.4	140.4
Derivative financial instruments	19	8.1	—	8.1	—	8.1	8.1

		8.1	125.4	133.5	5,213.2	5,455.8	5,346.7

	12.31.2017 (Restated)
	Note	Level 2	Level 3	Total	Fair value of the other financial instruments	Fair value	Book value
Assets
Cash and cash equivalents	5	—	—	—	1,270.8	1,270.8	1,270.8
Financial investments	6	2,507.2	59.6	2,566.8	50.4	2,617.3	2,617.3
Guarantee Deposits	10	—	—	—	393.9	393.9	393.9
Collateralized accounts receivable		—	—	—	288.7	288.7	288.7
Contract assets		—	—	—	447.5	447.5	447.5
Trade accounts receivable, net	7	—	—	—	297.0	297.0	297.0
Customer and commercial financing		—	—	—	16.4	16.4	16.4
Derivative financial instruments	8	34.3	—	34.3	—	34.3	34.3
Other Assets		—	—	—	82.2	82.2	82.2

		2,541.5	59.6	2,601.1	2,846.9	5,448.1	5,448.1

Liabilities
Loans and financing	19	—	—	—	4,198.5	4,408.6	4,198.5
Trade accounts payable and others liabilities		—	—	—	1,502.5	1,502.5	1,502.5
Financial guarantee and of residual value	23	—	108.9	108.9	30.7	139.6	139.6
Derivative financial instruments	8	8.9	—	8.9	—	8.9	8.9

		8.9	108.9	117.8	5,731.7	6,059.6	5,849.5

Summary of Company's Financial Assets and Liabilities

	Fair value of financial instruments using significant unobservable inputs (level 3)
	Assets	Liabilities
At 12.31.2016 (Restated)	35.0	122.2

Adding Shares	58.8	—
Disposal Claim	(34.8)	—
Market value	0.6	(13.3)

At 12.31.2017 (Restated)	59.6	108.9

Market value	0.3	16.5

At 12.31.2018	59.9	125.4

Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments

The following table provides additional information related to undiscounted contractual obligations and commercial commitments and their respective maturities:

	Cash Flow	Less than one year	One to three years	Three to five years	More than five years
At December 31, 2018
Loans and financing	4,701.3	321.0	867.3	1,345.7	2,167.3
Trade accounts payable	892.1	892.1	—	—	—
Recourse and non recourse debt	341.4	324.0	7.6	6.6	3.2
Financial guarantees	152.1	51.0	39.9	31.3	29.9
Other liabilities	227.3	5.4	92.2	95.3	34.4

Total	6,314.2	1,593.5	1,007.0	1,478.9	2,234.8

At December 31, 2017 (Restated)
Loans and financing	5,400.7	491.6	784.9	1,220.2	2,904.0
Trade accounts payable	824.7	824.7	—	—	—
Recourse and non recourse debt	364.1	17.6	332.7	8.0	5.8
Financial guarantees	156.8	22.2	52.5	31.1	51.0
Other liabilities	249.4	11.4	46.1	92.3	99.6

Total	6,995.7	1,367.5	1,216.2	1,351.6	3,060.4

Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing

At December 31, 2018, the Company’s cash, cash equivalents, financial investments and loans and financing were indexed as follows:

Without derivative effect	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	2,742.3	85.49%	465.5	14.51%	3,207.8	100.00%
Loans and financing	3,577.7	98.09%	69.8	1.91%	3,647.5	100.00%

With derivative effect	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	2,742.3	85.49%	465.5	14.51%	3,207.8	100.00%
Loans and financing	3,194.3	87.57%	453.3	12.43%	3,647.6	100.00%

Summary of Company's Cash Equivalents and Post Fixed Financing

At December 31, 2018, the Company’s cash equivalents and post -fixed financing were indexed as follows:

	Without derivative effect		With derivative effect
	Amount	%	Amount	%
Cash equivalents and financial investments	465.4	100.00%	465.5	100.00%
CDI	403.1	86.61%	403.2	86.62%
Libor	62.3	13.39%	62.3	13.38%
Loans and financing	69.9	100.00%	453.4	100.00%
TJLP	1.9	2.72%	1.9	0.42%
Libor	68.0	97.28%	65.4	14.42%
CDI	—	0.00%	386.1	85.16%

Summary of Changes In Foreign Exchange Rates

At December 31, 2018, the Company had the following amounts of financial assets and liabilities denominated in several currencies:

	12.31.2018	12.31.2017	12.31.2016
		(Restated)	(Restated)
Loans and financing
Brazilian reais	286.5	629.0	832.9
U.S. dollars	3,341.6	3,555.5	2,910.7
Euro	19.6	14.0	16.3

	3,647.7	4,198.5	3,759.9

Trade accounts payable
Brazilian reais	77.1	87.6	91.9
U.S. dollars	715.6	621.0	783.2
Euro	27.2	115.0	75.3
Other currencies	72.2	1.1	1.7

	892.1	824.7	952.1

Total (1)	4,539.8	5,023.2	4,712.0

Cash and cash equivalents and financial investments
Brazilian reais	406.5	750.2	1,180.0
U.S. dollars	2,746.9	2,979.2	1,838.3
Euro	47.7	97.5	127.1
Other currencies	6.8	61.2	44.8

	3,207.9	3,888.1	3,190.2

Trade accounts receivable:
Brazilian reais	10.7	30.8	143.4
U.S. dollars	274.2	154.1	187.7
Euro	33.1	106.1	5.6
Other currencies	—	6.0	0.1

	318.0	297.0	336.8

Total (2)	3,525.9	4,185.1	3,527.0

Net exposure (1 - 2):
Brazilian reais	(53.6)	(64.4)	(398.6)
U.S. dollars	1,036.1	1,043.2	1,667.9
Euro	(34.0)	(74.6)	(41.1)
Other currencies	65.4	(66.1)	(43.2)

Summary of Interest Risk Factor
26.4.2	Interest risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2018	-50%	-25%	Probable scenario	+25%	+50%
Cash equivalents and financial investments	CDI	403.1	(12.6)	(6.0)	0.6	7.2	13.8

Net impact	CDI	403.1	(12.6)	(6.0)	0.6	7.2	13.8
Cash equivalents and financial investments	LIBOR	62.3	(0.9)	(0.5)	—	0.4	0.9
Loans and financing	LIBOR	(68.0)	1.0	0.5	—	(0.5)	(1.0)

Net impact	LIBOR	(5.7)	0.1	—	—	(0.1)	(0.1)

Loans and financing	TJLP	(1.9)	0.1	—	—	—	(0.1)

Net impact	TJLP	(1.9)	0.1	—	—	—	(0.1)
Rates considered	CDI	6.40%	3.28%	4.91%	6.55%	8.19%	9.83%
Rates considered	LIBOR	2.87%	1.43%	2.14%	2.86%	3.57%	4.29%
Rates considered	TJLP	6.56%	3.49%	5.24%	6.98%	8.73%	10.47%

(*)	The positive and negative variations of 25% and 50% were applied on the rates

Summary of Foreign Exchange Risk Factor
26.4.3	Foreign exchange risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2018	-50%	-25%	Probable scenario	+25%	+50%
Assets		745.3	378.9	195.7	12.4	(170.8)	(354.0)

Cash, cash equivalents and financial investments	R$	528.4	268.6	138.7	8.8	(121.1)	(251.0)
Other assets	R$	216.9	110.3	57.0	3.6	(49.7)	(103.0)
Liabilities		(79.7)	(40.6)	(20.9)	(1.3)	18.2	37.9

Loans and financing	R$	(286.5)	(145.7)	(75.2)	(4.8)	65.6	136.1
Other liabilities	R$	206.8	105.1	54.3	3.5	(47.4)	(98.2)

Net impact		825.0	338.3	174.8	11.1	(152.6)	(316.1)

Exchange rate considered		3.8748	1.9050	2.8575	3.8100	4.7625	5.7150

(*)	The positive and negative variations of 25% and 50% were applied on the rates

Summary of Derivative Contracts
26.4.4	Derivative contracts

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2018	-50%	-25%	Probable scenario	+25%	+50%
Derivative Designated as Hedge Accounting
Interest swap—fair value hedge	CDI	6.5	4.1	1.8	(0.5)	(2.4)	(4.3)
Hedge destinated as cash flow	US$/R$	(7.4)	13.5	9.9	7.3	4.7	1.3
Hedge desifnated as cash flow	LIBOR	2.3	—	—	—	—	—
Other derivatives
Interest swap	LIBOR	0.2	—	—	—	—	0.1
Foreign Exchange option	EUR/US$	—	(0.6)	(0.2)	—	0.2	0.3

Total		1.6	17.0	11.5	6.8	2.5	(2.6)

Rate considered	LIBOR	2.87%	1.43%	2.14%	2.86%	3.57%	4.29%
Rate considered	CDI	6.40%	3.28%	4.91%	6.55%	8.19%	9.83%
Rate considered	US$/R$	3.8748	1.9050	2.8575	3.8100	4.7625	5.7150
Rate considered	LIBOR	1.1467	0.5750	0.8625	1.1500	1.4375	1.7250

(*)	The positive and negative variations of 25% and 50% were applied on the rates

Summary of Residual Value Guarantees

		Additional variations in book balances
	Amounts exposed at 12.31.2018	-50%	-25%	Probable scenario	+25%	+50%
Financial guarantee of residual value	125.4	(104.5)	(90.0)	(1.0)	94.8	106.0

Total	125.4	(104.5)	(90.0)	(1.0)	94.8	106.0